Document and Entity Information	Nov. 01, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Nov. 01, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Feb. 01, 2018
AllianzGI Real Estate Debt Fund | Institutional Class
Prospectus:
Trading Symbol	ARIEX
AllianzGI Real Estate Debt Fund | Class P
Prospectus:
Trading Symbol	AREPX